Note 10 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	€ 33,185,000,000	€ 30,536,000,000	€ 35,265,000,000
Equity Instruments Held For Trading	8,892,000,000	5,254,000,000	6,801,000,000
Debt Instruments Held For Trading	26,309,000,000	25,577,000,000	22,573,000,000
Loans and receivables Held For Trading	12,482,000,000	12,021,000,000	56,000,000
Financial Assets Held For Trading	102,688,000,000	90,117,000,000	64,695,000,000
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	35,019,000,000	31,815,000,000	36,169,000,000
Short positions, held for trading	12,249,000,000	11,025,000,000	10,013,000,000
Financial Liabilities Held For Trading	89,633,000,000	80,774,000,000	46,182,000,000
Credit Institutions [Member]
Financial Assets Held For Trading Abstract
Equity Instruments Held For Trading	1,037,000,000	880,000,000	962,000,000
Other [Member]
Financial Assets Held For Trading Abstract
Equity Instruments Held For Trading	7,855,000,000	4,374,000,000	5,839,000,000
Issued by central banks [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	840,000,000	1,001,000,000	1,371,000,000
Issued by public administration [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	23,918,000,000	22,950,000,000	19,344,000,000
Issued by credit institutions [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	679,000,000	790,000,000	816,000,000
Other debt instruments [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	872,000,000	836,000,000	1,041,000,000
Loans And Advances To Central Banks [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading	535,000,000	2,163,000,000	0
Loans And Advances To Credit Institutions [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading	21,286,000,000	14,566,000,000	0
Loans and advances to Customers [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading	12,482,000,000	12,021,000,000	56,000,000
Central Banks Deposits [Member]
Financial Liabilities Held For Trading Abstract
Deposits held for trading	7,635,000,000	10,511,000,000	0
Credit Institutions Deposits [Member]
Financial Liabilities Held For Trading Abstract
Deposits held for trading	24,969,000,000	15,687,000,000	0
Customers deposits [Member]
Financial Liabilities Held For Trading Abstract
Deposits held for trading	9,761,000,000	11,736,000,000	0
Total Member
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	33,185,000,000	30,536,000,000	35,265,000,000
Equity Instruments Held For Trading	8,892,000,000	5,254,000,000	6,801,000,000
Debt Instruments Held For Trading	26,309,000,000	25,577,000,000	22,573,000,000
Loans and receivables Held For Trading	34,303,000,000	28,750,000,000	56,000,000
Financial Assets Held For Trading	102,688,000,000	90,117,000,000	64,695,000,000
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	35,019,000,000	31,815,000,000	36,169,000,000
Short positions, held for trading	12,249,000,000	11,025,000,000	10,013,000,000
Deposits held for trading	42,365,000,000	37,934,000,000	0
Financial Liabilities Held For Trading	€ 89,633,000,000	€ 80,774,000,000	€ 46,182,000,000